Oil and Gas Properties - Additional Information (Details) $ in Thousands	3 Months Ended	12 Months Ended
	Jun. 30, 2021 CAD ($) cashGeneratingUnit	Dec. 31, 2022 CAD ($) cashGeneratingUnit	Dec. 31, 2021 CAD ($) cashGeneratingUnit
Disclosure of detailed information about property, plant and equipment [line items]
Number of cash generating units | cashGeneratingUnit	6	5
Number of cash generating units, with recoverable amounts | cashGeneratingUnit		3	3
Impairment loss (reversal of impairment loss) recognised in profit or loss		$ 245,241	$ 0
Adjusted inflation for prices and costs subsequent to 2023		0.020
Viking And Eagle Ford Cash Generating Units
Disclosure of detailed information about property, plant and equipment [line items]
Reversal of impairment loss recognised in profit or loss			416,000
Oil and gas assets
Disclosure of detailed information about property, plant and equipment [line items]
Impairment loss (reversal of impairment loss) recognised in profit or loss		$ 245,241	$ 1,542,414
Impairment	$ 1,100,000
Oil and gas assets | Minimum
Disclosure of detailed information about property, plant and equipment [line items]
Discount rate applied to cash flow projections	10.00%	12.00%	12.00%
Oil and gas assets | Maximum
Disclosure of detailed information about property, plant and equipment [line items]
Number of cash generating units | cashGeneratingUnit			5
Discount rate applied to cash flow projections	16.00%	23.00%	19.00%